CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Statement of Income and Comprehensive Income [Abstract]
Change in pension and post retirement benefits adjustment tax	$ 10,367	$ 2,179	$ 13,140